Summary of Significant Accounting Policies - Schedule Of Operating Leases Commitments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Less: total future interest expenses	¥ (1,849)	¥ (2,485)
Total lease liabilities	¥ 27,961	¥ 32,325
Operating lease commitments reconciliation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease and other commitments at December 31, 2018			¥ 54,751
Less: commitments relating to non-lease elements at December 31, 2018			(14,345)
Operating lease commitments at December 31, 2018			40,406
Short-term leases and other leases with remaining lease term ending on or before December 31, 2019			(721)
Leases of low-value assets			(36)
Less: total future interest expenses			(3,169)
Present value of remaining lease payments, discounted using the incremental borrowing rate at January 1, 2019			36,480
Add: finance lease liabilities recognized as at December 31, 2018			240
Total lease liabilities			¥ 36,720